VOYA VARIABLE PORTFOLIOS, INC.

Voya Small Company Portfolio

 (“Portfolio”)

Supplement dated October 3, 2014

to the Portfolio’s Adviser Class (“Class ADV”), Class I, Class S

and Service 2 Class (“Class S2”) Prospectus and

Class ADV, Class I, Class S, and Class S2 Summary Prospectus

each dated May 1, 2014

(each a “Prospectus” and collectively the “Prospectuses”)

Effective immediately, the Portfolio’s Prospectuses are hereby revised as follows:

1.                                      The following paragraph is added to the section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses:

The Portfolio may also invest in real estate investment trusts (“REITs”).

2.                                      The following risk is added to the section entitled “Principal Risks” of the Portfolio’s Prospectuses:

Real Estate Companies and Real Estate Investment Trusts (“REITs”). Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA VARIABLE PORTFOLIOS, INC.

Voya Small Company Portfolio

(“Portfolio”)

Supplement dated October 3, 2014

to the Portfolio’s Adviser Class, Class I, Class S

and Service 2 Class Statement of Additional Information (“SAI”)

dated May 1, 2014

Effective immediately, the information with respect to the Portfolio in the table of the section entitled “Supplemental Description of Portfolio Investments and Risks” of the Portfolio’s SAI is hereby deleted and replaced with the following:

Asset Classes/ Investment Techniques	Voya Small Company Portfolio
Equity Securities
Common Stocks	X
Convertible Securities	X
Initial Public Offerings	X
Internet and Internet-Related Companies	X
Mid- and/or Small-Capitalization Companies	X
Other Investment Companies	X
Preferred Stocks	X
Private Funds
Real Estate Securities and Real Estate Investment Trusts	X
Special Situation Companies	X
Stock Purchase Rights	X
Unseasoned Companies	X
Fixed-Income
Asset-Backed Securities	X
Banking Industry Obligations, Savings Industry Obligations, and other Short-Term Investments	X
Commercial Paper	X
Corporate Debt Securities	X
Credit-Linked Notes	X
Floating and Variable Rate Instruments	X
Government Trust Certificates	X
Guaranteed Investment Contracts	X
High-Yield Bonds
Mortgage-Backed Securities	X
Adjustable Rate Mortgage Securities	X
Agency Mortgage-Backed Securities	X
Collateralized Mortgage Obligations	X
Government National Mortgage Association Certificates	X
Interest/Principal Only/Stripped Mortgage-backed Securities	X
Privately Issued Mortgage-Backed Securities	X
Subordinated Mortgage Securities	X
Municipal Securities
Industrial Development and Pollution Control Bonds
Moral Obligation Securities
Municipal Lease Obligations and Certificates of Participation
Short-Term Municipal Obligations
Structured Securities
Trust-Preferred Securities

Asset Classes/ Investment Techniques	Voya Small Company Portfolio
U.S. Government Securities	X
Zero-Coupon Bonds, Deferred Interest Securities and Pay-In- Kind Bonds	X
Foreign and Emerging Market Equity and Debt Investments
Depositary Receipts	X
Eurodollar and Yankee Dollar Instruments	X
Eurodollar Convertible Securities	X
Foreign Bank Obligations	X
Foreign Debt Securities	X
Foreign Mortgage-Backed Securities	X
Sovereign Debt Securities/Brady Bonds	X
Supranational Agencies	X
Derivative Instruments
Forward Foreign Currency Exchange Contracts	X
Futures Contracts, Options, and Options on Futures Contracts	X
Futures Contracts	X
Options	X
Covered Call Options	X
Foreign Currency Options	X
Over-the-Counter Options	X
Put and Call Options	X
Stock Index Options	X
Options on Futures Contracts	X
Hybrid Instruments	X
Straddles	X
Swap Transactions and Options on Swap Transactions	X
Synthetic Convertible Securities	X
Warrants	X
Investment Techniques
Borrowing	X
Currency Management	X
Forward Commitment Transactions	X
Portfolio Hedging	X
Repurchase Agreements	X
Restricted Securities, Illiquid Securities and Liquidity Requirements	X
Reverse Repurchase Agreements and Dollar Roll Transactions
Securities Lending	X
Segregated Accounts	X
Short Sales	X
Strategic Transactions	X
To Be Announced Sale Commitments	X
When-Issued Securities and Delayed-Delivery Transactions	X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE